WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrants
SUMMARY OF COMMON STOCK WARRANTS

The following table shows a summary of common stock warrants for the six months ended June 30, 2026:

Number of	Weighted Average Exercise Warrants	Price	Weighted Average Contractual Term in Years
Outstanding at January 1, 2026	16,223,996	$1.06	1.41
Granted	507,500	8.00	—
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—
Expired	—	—	—
Outstanding at June 30, 2026	16,731,496	$1.27	1.04
Exercisable at June 30, 2026	16,731,496	$1.27	1.04

The following table shows a summary of common stock warrants for the years ended December 31, 2025 and 2024.

			Weighted
	Weighted		Average
	Average		Contractual
	Exercise		Term in
Number of	Warrants	Price	Years
Outstanding at January 1, 2024	15,953,996	1.07	3.09
Granted	1,000,000	0.50	5.00
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—
Expired	—	—	—
Outstanding at December 31, 2024	16,953,996	$0.96	2.65

Granted	1,045,000	0.50	5.0
Exercised	(1,775,000)	0.50	—
Forfeited	—	—	—
Cancelled	—	—	—
Expired	—	—	—
Outstanding at December 31, 2025	16,223,996	$1.06	1.41
Exercisable at December 31, 2025	16,223,996	$1.06	1.41